Note 21 - Changes in Equity - Diluted Earnings (Details) - shares shares in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Weighted average number of shares at December 31 (i) (in shares)	[1]	15,727.5	15,718.1	15,705.8
Effect of shares options (in shares)		141.5	138.3	132.2
Weighted average number of shares (diluted) at December 31 (in shares)		15,869.0	15,856.4	15,838.1

[1]	Not including treasury shares.